Lease commitments (Tables)	12 Months Ended
Mar. 31, 2020
Analysis of Leased Assets Under Capital Leases
An analysis of leased assets under finance leases is as follows:

	Yen in millions
	March 31,
	2019	2020
Class of property
Building	18,519	22,790
Machinery and equipment	28,836	62,337
Less - Accumulated depreciation	(30,016)	(25,036)

	17,339	60,091

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment
The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable
lease terms in excess of one year at March 31, 2019 are as follows:

Years ending March 31,	Yen in millions
2020	16,078
2021	13,396
2022	11,862
2023	10,219
2024	8,034
Thereafter	32,598

Total minimum future rentals	92,187

Summary of lease cost
An analysis of lease payment is as follows:

Yen in millions
March 31, 2020
Lease payment
Finance lease expense
Amortization of right-of-use asset	14,676
Interest on lease liabilities	805
Operating lease expense	80,343
Short term lease expense	44,440

140,264

Summary of Other supplementary information
Other supplementary information is as follows
:

Yen in millions
March 31, 2020
Other supplementary information
Cash paid for amounts included in the measurement of finance lease liabilities
Cash flow from operating activities	805
Cash flow from financing activities	5,860
Cash paid for amounts included in the measurement of operating lease liabilities
Cash flow from operating activities	80,101
Right of use assets obtained in exchange for lease liabilities
Finance lease	47,082
Operating lease	105,913
Weighted average remaining lease term (years)
Finance lease	5.6
Operating lease	8.4
Weighted average discount rate
Finance lease	4.23%
Operating lease	2.13%

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments
Future minimum lease payments under finance leases and operating leases together with the present value of the net minimum lease payments as of

March 31, 2020 are as follows:

	Yen in millions
Years ending March 31,	Finance lease	Operating lease
2021	6,378	41,618
2022	4,320	33,648
2023	3,124	26,890
2024	2,842	22,640
2025	2,525	20,437
Thereafter	17,629	165,454
Total minimum lease payments	36,818	310,687
Less - Amount representing interest	(7,881)	(29,732)
Present value of net minimum lease payments	28,937	280,955

Current liability	5,460	39,136
Noncurrent liability	23,477	241,819
Total minimum lease present value	28,937	280,955

Future Minimum Lease Payments Under Finance And Operating Leases Together with Present Value of Net Minimum Lease Payments
Future minimum lease payments under finance leases and operating leases together with the present value of the net minimum lease payments as of

March 31, 2020 are as follows:

	Yen in millions
Years ending March 31,	Finance lease	Operating lease
2021	6,378	41,618
2022	4,320	33,648
2023	3,124	26,890
2024	2,842	22,640
2025	2,525	20,437
Thereafter	17,629	165,454
Total minimum lease payments	36,818	310,687
Less - Amount representing interest	(7,881)	(29,732)
Present value of net minimum lease payments	28,937	280,955

Current liability	5,460	39,136
Noncurrent liability	23,477	241,819
Total minimum lease present value	28,937	280,955